GuidePath Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 97.0%	Shares	Value
Domestic Fixed Income Funds - 81.5%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)(b)	532,584	$28,695,626
iShares Core U.S. Aggregate Bond ETF	219,138	21,887,503
State Street SPDR Bloomberg High Yield Bond ETF (a)	142,331	13,835,997
VanEck Emerging Markets High Yield Bond ETF (a)	644,156	12,812,263
		77,231,389

Emerging Markets Fixed Income Funds - 15.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	152,205	14,654,297
TOTAL INVESTMENT COMPANIES (Cost $89,677,732)		91,885,686

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.5%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	27,040,423	27,040,423
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $27,040,423)		27,040,423

MONEY MARKET FUNDS - 3.1%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (c)	2,901,558	2,901,558
TOTAL MONEY MARKET FUNDS (Cost $2,901,558)		2,901,558

TOTAL INVESTMENTS - 128.6% (Cost $119,619,713)		121,827,667
Liabilities in Excess of Other Assets - (28.6)%		(27,073,433)
TOTAL NET ASSETS - 100.0%		$94,754,234

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $26,379,608.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.